Property and Equipment, Net	12 Months Ended
Dec. 31, 2025
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET

7. PROPERTY AND EQUIPMENT, NET

Property and equipment as of December 31, 2025 and 2024 consisted of:

	December 31, 2025	December 31, 2024
Computer equipment	$69,291	$69,291
Furniture, fixture, and office and medical equipment	32,435	32,435
Leasehold improvements	108,187	108,187
Laboratory equipment	4,335,722	4,335,722
Motor vehicle	239,093	239,093
	4,784,728	4,784,728
Less: accumulated depreciation	4,784,728	4,784,728
Property and equipment, net	$—	$—

Depreciation expenses for property, plant and equipment amounted to $nil, $235,827 and $1,041,234 for the years ended December 31, 2025, 2024 and 2023 respectively.

For the year ended December 31, 2025, no impairment loss was recorded.

For the year ended December 31, 2024, an impairment loss relating to laboratory equipment, computer equipment, and furniture, fixture, and office equipment amounted to $1,421,782 and $5,520 were recorded in research and development expenses and other operating expenses, respectively, as the Group considered that the carrying amount of these property and equipment may not be recoverable.

For the year ended December 31, 2023, an impairment loss relating to the office and medical equipment, and computer equipment related to the Hong Kong healthcare services amounted to $28,128, was recorded in other operating expenses, as the Group considered that, with the termination of the healthcare services, the carrying amount of these property and equipment are not recoverable and are fully impaired.

For the years ended December 31, 2025 and 2024, the Group recorded $nil and $58,621 gain on disposal of medical equipment in other operation expenses, respectively. For the year ended December 31, 2023, the Group recorded $79,822 of loss on disposal of laboratory equipment, and furniture, fixture, and office and medical equipment in other operating expenses.